Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of components of lease cost
The components of lease cost were as follows:

	For the year ended December 31, 2021
	RMB	US$
Operating lease cost	34,785	5,459
Short-term lease cost	1,740	273
Finance lease cost:
Amortization of ROU assets	3,846	604
Interest expense on lease liabilities	295	46
Sublease income (i)	(187)	(29)

Total lease cost	40,479	6,353

Schedule of detailed Information about Leases

	For the year ended December 31, 2021
	RMB	US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	30,388	4,769
Operating cash flows used for finance leases	295	46
Financing cash flows used for finance leases	5,111	802
ROU assets obtained in exchange for operating lease liabilities	90,272	14,166
Weighted-average remaining lease term for operating leases (in years):	2.41
Weighted-average discount rate for operating leases (in years):	6.08%

Schedule of total rental related expenses
For the year
s
ended December 31, 2019 and 2020, total rental related expenses for all operating leases amounted to RMB9,435 and RMB12,103, respectively.

	Operating leases
	RMB	US$
Future lease payments under operating leases as of December 31, 2021 were as follows:
Years ending December 31,
2022	39,377	6,179
2023	39,754	6,238
2024	8,688	1,363
2025	3,430	538

Total future lease payments	91,249	14,318
Less: imputed interest	(6,934)	(1,087)

Total lease liability balance	84,315	13,231